S000107974 [Member] N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	WILLIAM BLAIR ETF TRUST
Entity Central Index Key	0002137497
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Sep. 23, 2026